Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Segall Bryant & Hamill All Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Segall Bryant & Hamill All Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Segall Bryant & Hamill All Cap Fund (the "Fund" or "All Cap Fund") is to seek long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br /> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses<sup></sup><br /> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	<u>Example</u>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies of any size, including small- and mid-capitalization companies. The Fund will primarily invest in common stock of companies traded on U.S. exchanges with market capitalization in excess of $1 billion. The Fund intends to invest in a portfolio of securities typically spread across many economic sectors. Segall Bryant & Hamill ("SBH" or the "Advisor"), the Fund's advisor, invests the Fund's assets opportunistically based on market information and is not constrained by investment style parameters.

The Advisor believes that returns in excess of general market returns can be achieved by actively managing investment portfolios. The Fund invests in companies that the Advisor believes have superior growth potential and are trading at a discount to the Advisor's estimate of the companies' intrinsic value. The Advisor's investment process is driven by fundamental research utilizing a combination of external and proprietary research in its selection process. Through a combination of quantitative analysis (evaluation of financial data), fundamental analysis and experienced judgment, the Advisor seeks to identify companies that have historically generated, or are positioned to generate, superior returns on investments.

The Advisor generally will sell a security when one or more of the following occurs, among other reasons: 1) the Advisor's estimate of full valuation is realized; 2) the Advisor identifies a more attractive stock (in which case the least attractive stock in the portfolio is sold); 3) the Advisor believes there is a change in a company's underlying fundamentals; or 4) the Fund requires cash to meet redemption requests.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management and Strategy Risk: The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-Cap and Mid-Cap Company Risk: The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Fund's website, www.sbhfunds.com, or by calling the Fund at 1-866-490-4999. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-490-4999
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	<u>Calendar-Year Total Returns (before taxes)</u> For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return for the Fund as of September 30, 2018 was 10.69%.

Highest Calendar Quarter Return at NAV	6.47%	Quarter Ended 12/31/2017
Lowest Calendar Quarter Return at NAV	(5.80)%	Quarter Ended 09/30/2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br /> for periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Segall Bryant & Hamill All Cap Fund | Segall Bryant & Hamill All Cap Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBHAX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_Overnightcheckdeliveryfee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.09%	[1]
All other expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1],[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.98%	[1]
One Year	rr_ExpenseExampleYear01	$ 100
Three Years	rr_ExpenseExampleYear03	355
Five Years	rr_ExpenseExampleYear05	630
Ten Years	rr_ExpenseExampleYear10	$ 1,414
Annual Return 2014	rr_AnnualReturn2014	4.64%
Annual Return 2015	rr_AnnualReturn2015	5.27%
Annual Return 2016	rr_AnnualReturn2016	6.21%
Annual Return 2017	rr_AnnualReturn2017	18.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.80%)
1 Year	rr_AverageAnnualReturnYear01	18.69%
Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Segall Bryant & Hamill All Cap Fund | After Taxes on Distributions | Segall Bryant & Hamill All Cap Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013	[3]
Segall Bryant & Hamill All Cap Fund | After Taxes on Distributions and Sales | Segall Bryant & Hamill All Cap Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.71%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.77%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013	[3]
Segall Bryant & Hamill All Cap Fund | Russell 3000 Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.13%
Since Inception	rr_AverageAnnualReturnSinceInception	12.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Segall Bryant & Hamill Small Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Segall Bryant & Hamill Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Segall Bryant & Hamill Small Cap Value Fund (the "Fund" or "Small Cap Value Fund") is to seek long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses<sup></sup><br /> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	<u>Example</u>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small-capitalization companies. The Fund will primarily invest in common stock. The Fund considers small-capitalization companies to be companies with capitalization within the range of the capitalization of those companies included in the Russell 2000 Value Index at the time of purchase. Companies whose capitalization no longer meets this definition after purchase may continue to be considered small-capitalization companies. As of June 30, 2018, the market capitalization of companies included in the Russell 2000 Value Index was between $43 million and $9.9 billion. The size of companies in the Russell 2000 Value Index changes with market conditions. In addition, changes to the composition of the Russell 2000 Value Index can change the market capitalization range of companies in the Russell 2000 Value Index and, therefore, the market capitalization range of companies in which the Fund invests. The Russell 2000 Value Index is reconstituted annually, typically on June 30 of each year, to seek to ensure that stocks of larger companies do not distort the performance and characteristics of the Index and that the represented companies continue to reflect value characteristics. The Fund is not limited to the stocks included in the Russell 2000 Value Index.

The investment process used by the Fund's advisor, Segall Bryant & Hamill ("SBH" or the "Advisor"), is driven by a combination of quantitative analysis (evaluation of financial data), fundamental analysis and experienced judgment. The Advisor seeks to invest in companies the stocks of which the Advisor believes are trading below the Advisor's estimate of their intrinsic values. The Advisor searches for companies it believes are attractively priced relative to historical valuation, peer groups, and the market, concentrating most on cash flow capability over time.

The Advisor generally will sell a security when one or more of the following occurs, among other reasons: (1) the Advisor's estimate of full valuation is realized; (2) the Advisor believes the Fund's position in a company becomes over-weighted due to appreciation; (3) the Advisor identifies a more attractive stock (in which case the least attractive stock in the portfolio is sold); (4) the Advisor believes there is a change in a company's underlying fundamentals; or (5) the Fund requires cash to meet redemption requests.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Management and Strategy Risk: The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-Cap Company Risk: The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-Oriented Investment Strategies Risk: Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security's inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Fund's website, www.sbhfunds.com, or by calling the Fund at 1-866-490-4999. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-490-4999
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	<u>Calendar-Year Total Returns (before taxes)</u> For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return for the Fund as of September 30, 2018 was 10.32%.

Highest Calendar Quarter Return at NAV	9.00%	Quarter Ended 12/31/2016
Lowest Calendar Quarter Return at NAV	(9.43)%	Quarter Ended 09/30/2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br /> for periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Segall Bryant & Hamill Small Cap Value Fund | Segall Bryant & Hamill Small Cap Value Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBHVX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Fee	imst_WireFee	$ 20
Overnight check delivery fee	imst_Overnightcheckdeliveryfee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.08%	[1]
All other expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%	[1]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.99%	[1]
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	369
Five Years	rr_ExpenseExampleYear05	657
Ten Years	rr_ExpenseExampleYear10	$ 1,478
Annual Return 2014	rr_AnnualReturn2014	6.00%
Annual Return 2015	rr_AnnualReturn2015	(6.35%)
Annual Return 2016	rr_AnnualReturn2016	22.64%
Annual Return 2017	rr_AnnualReturn2017	10.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.43%)
1 Year	rr_AverageAnnualReturnYear01	10.95%
Since Inception	rr_AverageAnnualReturnSinceInception	9.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Segall Bryant & Hamill Small Cap Value Fund | After Taxes on Distributions | Segall Bryant & Hamill Small Cap Value Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.69%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013	[3]
Segall Bryant & Hamill Small Cap Value Fund | After Taxes on Distributions and Sales | Segall Bryant & Hamill Small Cap Value Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.00%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013	[3]
Segall Bryant & Hamill Small Cap Value Fund | Russell 2000 Value Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	9.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013

[1]	The total annual fund operating expenses and net operating expenses after waiving fees and/or reimbursing expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table due to changes in the management fees and contractual expense limitation effective November 1, 2017.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.98% of the average daily net assets of the Fund. This agreement is in effect until October 31, 2019, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.99% of the average daily net assets of the Fund. This agreement is in effect until October 31, 2019, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.